GOODWILL - Changes in carrying amount (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Gross carrying values	¥ 5,532	¥ 5,432	¥ 2,661
Accumulated impairment losses	(400)	(444)	(4)
Goodwill	¥ 5,132	4,988	2,657	$ 805
Goodwill acquired during the year (Note 3)		378	2,697
Impairment loss			(437)
Net foreign exchange-goodwill		(278)	74
Net foreign exchange-impairment loss		44	¥ (3)
Number of reporting units | item	2		1
Legacy Huazhu [Member]
Goodwill [Line Items]
Gross carrying values	¥ 3,036	2,664	¥ 2,661
Accumulated impairment losses	(4)	(4)	(4)
Goodwill	3,032	2,660	2,657
Goodwill acquired during the year (Note 3)		372	3
Legacy DH [member]
Goodwill [Line Items]
Gross carrying values	2,496	2,768
Accumulated impairment losses	(396)	(440)
Goodwill	¥ 2,100	2,328
Goodwill acquired during the year (Note 3)		6	2,694
Impairment loss			(437)
Net foreign exchange-goodwill		(278)	74
Net foreign exchange-impairment loss		¥ 44	¥ (3)